Managers Fixed Income Fund (Prospectus Summary): | Managers Fixed Income Fund
MANAGERS FIXED INCOME FUND

MANAGERS TRUST II

MANAGERS FIXED INCOME FUND

Supplement dated November 20, 2012 to the Prospectus

dated May 1, 2012, as supplemented October 2, 2012

The following information supplements and supersedes any information to the contrary relating to Managers Fixed Income Fund (the “Fund”), a series of Managers Trust II (the “Trust”), contained in the Fund’s Prospectus dated and supplemented as noted above (the “Prospectus”).

At a meeting held on November 13, 2012, the Trust’s Board of Trustees (the “Board”) approved the appointment of Gannett Welsh & Kotler, LLC (“GW&K” or the “Subadvisor”) as the Subadvisor to the Fund on an interim basis to replace Loomis, Sayles & Company, L.P. (“Loomis”), effective November 14, 2012.

The appointment of GW&K was pursuant to an interim subadvisory agreement with GW&K (the “Interim Subadvisory Agreement”). The Board is scheduled to consider a new subadvisory agreement with GW&K at an in-person meeting on December 13-14, 2012 and is expected to submit the new subadvisory agreement to Fund shareholders for approval following that meeting. Pursuant to the Interim Subadvisory Agreement, GW&K is responsible for management of the Fund’s entire portfolio. The compensation to be received by GW&K under the Interim Subadvisory Agreement approved by the Board is no greater than the compensation that Loomis would have received under its former subadvisory agreement with respect to the Fund.

Also, effective November 30, 2012, the Fund will be renamed Managers AMG GW&K Fixed Income Fund.

With respect to the Fund, Managers Investment Group LLC (“Managers”) is responsible for managing and transferring assets formerly managed by Loomis to GW&K. Managers has employed a transition manager to assist with the transfer of assets. Until a portion of the assets formerly managed by Loomis are transferred or sold, they remain invested in securities selected by Loomis. Keitha L. Kinne is primarily responsible for overseeing the transition manager on behalf of Managers. Ms. Kinne is a Managing Partner and Chief Operating Officer of Managers, positions she has held since 2007, and Chief Investment Officer of Managers, a position she has held since 2008. Previously, she served as Managing Director at Legg Mason & Co., LLC during 2006 and 2007.

The Prospectus is hereby amended as follows:

All references to Loomis shall be deleted and all references to the subadvisor to the Fund shall refer to GW&K. All references to Daniel J. Fuss shall be deleted and all references to the portfolio manager of the Fund shall refer to Mary F. Kane, C.F.A.

The section titled “Principal Investment Strategies” on page 8 of the Prospectus is hereby deleted and replaced with the following:

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in a diversified portfolio of fixed income securities.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities of U.S. and foreign issuers.

The Fund may invest in debt securities issued by any of the following: public and private U.S. companies; foreign companies; the U.S. government and its agencies, such as the Federal Home Loan Bank; state and local governments issuing taxable municipal securities; and foreign governments, their agencies and instrumentalities, including issuers in emerging markets. The Fund may also invest in asset-backed debt securities. With respect to the portion of the Fund invested in debt securities, up to 20% of the Fund’s assets may be invested in below-investment-grade securities (those rated Ba1/BB+ or lower by Moody’s Investors Service, Inc. (“Moody’s”)/Standard & Poor’s Corporation (“S&P”)). While the Fund may purchase debt securities of any duration, the Fund will primarily invest in debt securities so that the overall duration of the Fund’s portfolio will remain +/- 20% of the duration of its benchmark. The average duration of debt securities in the Fund’s portfolio may, however, be shorter or longer depending on market conditions.

The Fund may invest up to 20% of its net assets in equity securities of any capitalization range, including foreign and domestic common and preferred stocks, as well as warrants and other equity instruments.

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